NET LOSS PER SHARE - Additional information (Details) - shares	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
NET LOSS PER SHARE
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,060,041	9,479,522	11,319,817